RYDEX VARIABLE TRUST

                                COMMODITIES FUND
             MULTI-CAP CORE EQUITY FUND (FORMERLY, CORE EQUITY FUND)
                         ABSOLUTE RETURN STRATEGIES FUND
                               HEDGED EQUITY FUND

                     Supplement dated August 4, 2006 to the
                         Rydex Variable Trust Prospectus
                                Dated May 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE COMMODITIES FUND, MULTI-CAP CORE EQUITY FUND, ABSOLUTE RETURN STRATEGIES FUND, AND/OR HEDGED EQUITY FUND, AS APPLICABLE, THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS REFERENCED ABOVE (THE "PROSPECTUS") AND THE SUPPLEMENT TO THE PROSPECTUS DATED JULY 7, 2006 AND SHOULD BE READ IN CONJUNCTION WITH THAT PROSPECTUS.

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COMMODITIES FUND

Effective August 1, 2006, the Commodities Fund's investment objective, which is non-fundamental and may be changed without shareholder approval, and investment strategy have been revised as follows:

         FUND OBJECTIVE
         The Commodities Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index.

         PRINCIPAL INVESTMENT STRATEGY

         The Commodities Fund seeks 100% (but at all times at least 80%) exposure to the performance of the commodities markets. This is a non-fundamental policy that can be changed by the Commodities Fund upon 60 days' prior notice to shareholders. The Fund will seek to gain exposure to the GSCI(R) Total Return Index by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

The Commodities Fund's revised investment objective and investment strategy necessitate the following additional changes to the Prospectus:

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o        UNDER THE COMMODITIES FUND'S "PRINCIPAL RISKS" SECTION, THE FOLLOWING
         RISK DISCLOSURE HAS BEEN ADDED:

         "TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. The Commodities Fund seeks to track its benchmark over time, but is subject to the effects of mathematical compounding. Tracking error risk may cause the Fund's performance to be less than you expect."

o UNDER "MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS - BENCHMARK INFORMATION," THE FOLLOWING REFERENCE TO THE COMMODITIES FUND'S NEW BENCHMARK HAS BEEN ADDED:

         COMMODITIES FUND           GSCI(R) TOTAL RETURN INDEX

o UNDER "MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS - A BRIEF GUIDE TO THE BENCHMARKS," THE FOLLOWING DESCRIPTION OF THE GSCI(R) TOTAL RETURN INDEX HAS BEEN ADDED:

         GSCI(R) TOTAL RETURN INDEX. The GSCI(R) Total Return Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The GSCI(R) Total Return Index is significantly different than the return from buying physical commodities.

o UNDER "ADVISOR'S INVESTMENT METHODOLOGY," A REFERENCE TO THE COMMODITIES FUND HAS BEEN ADDED TO THE SUBHEADING OF THE FIRST FULL PARAGRAPH, AND ALL REFERENCES TO THE COMMODITIES FUND IN THE SECOND FULL PARAGRAPH HAVE BEEN DELETED.

o UNDER "PRINCIPAL RISKS - TRACKING ERROR RISK," A REFERENCE TO THE COMMODITIES FUND HAS BEEN ADDED TO THE SUBHEADING, AS WELL AS TO THE FIRST SENTENCE OF THE PARAGRAPH.

MULTI-CAP CORE EQUITY FUND (FORMERLY, CORE EQUITY FUND)

Effective August 1, 2006, the Multi-Cap Core Equity Fund's investment strategy has been revised as follows:

         PRINCIPAL INVESTMENT STRATEGY

         The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

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         The Advisor uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions.

         Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

IN ADDITION, THE EXISTING DISCLOSURE UNDER "ADVISOR'S METHODOLOGY - MULTI-CAP CORE EQUITY FUND" HAS BEEN REPLACED WITH THE FOLLOWING DISCLOSURE:

MULTI-CAP CORE EQUITY FUND - The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

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ABSOLUTE RETURN STRATEGIES FUND

Effective August 1, 2006, the Absolute Return Strategies Fund's investment strategy has been revised as follows:

         PRINCIPAL INVESTMENT STRATEGY
         The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

              LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

              EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

              FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities; leveraging long and short positions in securities that are related either mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income and duration neutral default spreads.

              MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

              LONG/SHORT CURRENCIES - Pursuant to a long/short currencies investment strategy, portfolio managers seek to profit from buying long or selling short currencies and/or currency-related instruments. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of a basket of foreign currencies.

              COMMODITIES - Pursuant to a commodities investment strategy, portfolio managers seek performance with historically low correlation to traditional stocks and bonds through investments in

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              precious metals, livestock, grains and other basic goods or materials. The Advisor seeks to execute this investment strategy by creating a portfolio consisting of instruments with commodity market exposure.

         Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

         The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification. The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

HEDGED EQUITY FUND

Effective August 1, 2006, the Hedged Equity Fund's investment strategy has been revised as follows:

         PRINCIPAL INVESTMENT STRATEGY
         The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

              LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

              LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

              LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

              COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

         Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

         The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in long or short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.